Average Annual Total Returns{- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund-K PRO-10 - Fidelity® Stock Selector All Cap Fund	Fidelity Stock Selector All Cap Fund-Class K Return Before Taxes Past 1 year	Fidelity Stock Selector All Cap Fund-Class K Return Before Taxes Past 5 years	Fidelity Stock Selector All Cap Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	WA006 Past 1 year	WA006 Past 5 years	WA006 Past 10 years
Total	24.99%	15.80%	13.31%	18.40%	15.22%	13.88%	20.79%	15.36%	13.74%